1933 Act File No. 33-54445
                                                   1940 Act File No. 811-7193

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                    ------

     Pre-Effective Amendment No.         ..........................

     Post-Effective Amendment No.   8  ............................    X
                                  -----                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

     Amendment No.   9 ............................................    X
                   ----                                             ------

                          FEDERATED INSTITUTIONAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

               (Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_    on                pursuant to paragraph (b)

  _ 60 days after filing pursuant to paragraph (a) (i) on SEPTEMBER 29, 1999 pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP

2101 L Street, N.W.
Washington, DC  20037

PROSPECTUS

FEDERATED GOVERNMENT ULTRASHORT FUND

(formerly, Federated Institutional Short Duration Government Fund)

A Portfolio of Federated Institutional Trust

INSTITUTIONAL SHARES

A mutual fund seeking current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information
Report of Independent Auditors



Septermber 30, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing exclusively in U.S. government securities. These government securities consist of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

o PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return from January 31, 1999 to June 30, 1999 was 0.76%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.91% (quarter ended September 30, 1998). Its lowest quarterly return was 0.86% (quarter ended December 31, 1998).


AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns, for the calendar periods ended 1998. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 6 Month Treasury Bill Index (ML6MTBI), a broad-based market index. The ML6MTBI tracks six-month government securities. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged, and it is not possible to invest directly in an index.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES           ML6MTBI
 1 Year              5.67%            ____%

Start of             5.78%            ____%
Performance1

1 THE FUND'S INSTITUTIONAL SHARES START OF PERFORMANCE DATE WAS JULY 10, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED GOVERNMENT ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of None offering price) Maximum Deferred Sales Charge (Load) (as a percentage of original purchase None price or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements)1
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee 2                                                     0.40%
Distribution (12b-1) Fee                                             None
Shareholder Services Fee 3                                           0.25%
Other Expenses 4                                                     ____%
Total Annual Fund Operating Expenses                                 ____%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended July 31, 1999.
Total Waivers and Reimbursements of Fund Expenses                    ____%
Total Annual Fund Operating Expenses (after waivers and              _____%
reimbursements).........................................
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the voluntary waiver) was ___% for the year ended July 31, 1999.
3 Institutional Shares did not pay or accrue the shareholder services fee during the year ended July 31, 1999. Institutional Shares has no present intention of paying or accruing the shareholder services fee during the year ended July 31, 2000.
4 The Adviser voluntarily reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund's Institutional Shares (after the voluntary reimbursement) were _____% for the year ended July 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares' operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR      3 YEARS        5 YEARS              10 YEARS

Institutional     $105         $328          $569                $1,259
Shares

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

        The Fund invests exclusively in U.S. government securities, consisting of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

        The Fund's share price volatility attributable to interest rate risk is limited by maintaining a dollar- weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's share price.

         Within the one year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as: o current and expected U.S. economic growth; o current and expected interest rates and inflation; o the Federal Reserve Board's monetary policy; and o changes in the supply of or demand for U.S. government securities.

        In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

        The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

        There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. As issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

     Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions or individuals, directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o       Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

The Fund's portfolio managers are:

     Susan R. Hill has been the Fund's portfolio manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

     Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young, whose report, along with the Fund's audited financial statements, is included in this prospectus.

FEDERATED GOVERNMENT ULTRASHORT FUND

(formerly, Federated Institutional Short Duration Government Fund)

A Portfolio of Federated Institutional Trust

INSTITUTIONAL SHARES

A Statement of Additional Information (SAI) dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-07193

CUSIP31420B102

G00352-01 (9/99)

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED GOVERNMENT ULTRASHORT FUND

(formerly, Federated Institutional Short Duration Government Fund)

A Portfolio of Federated Institutional Trust

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Government Ultrashort Fund (Fund), dated September 30, 1999.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

September 30, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
How is the Fund Sold?
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Addresses

CUSIP31420B102

CUSIP _________

G00352-02 (9/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Institutional Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 9, 1994. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Institutional Short Duration Government Fund to Federated Government Ultrashort Fund on September 29, 1999.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

SECURITIES DESCRIPTIONS AND TECHNIQUES

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. FIXED INCOME SECURITIES Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities. MORTGAGE BACKED SECURITIES Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions. SEQUENTIAL CMOS In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. PACS, TACS AND COMPANION CLASSES More sophisticated CMOs include planned amortization classes
(PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. IOS AND POS CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

     FLOATERS AND INVERSE FLOATERS Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. Z CLASSES AND RESIDUAL CLASSES CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     SPECIAL TRANSACTIONS REPURCHASE AGREEMENTS Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

REVERSE REPURCHASE AGREEMENTS Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to counterparty risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     DELAYED DELIVERY TRANSACTIONS Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

     SECURITIES LENDING The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and counterparty risks.

ASSET COVERAGE In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT
COMPANIES The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

O Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

O Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

    COUNTERPARTY RISKS

O Counterparty risk is the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

o Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

O Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities .

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING SECURITIES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

        for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

        for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

(TO BE FILED BY AMENDMENT.)

     As of July ___, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.]

IF ANY SHAREHOLDER OWNS 25% OR MORE, INCLUDE THE FOLLOWING:

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund's, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of July ___, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



-----------------------------------------------------------------------------------------------------------------
NAME                                                                        AGGREGATE       TOTAL
BIRTH DATE                                                                  COMPENSATION    COMPENSATION
ADDRESS                                                                     FROM FUND       FROM FUND
POSITION WITH FUND         PRINCIPAL OCCUPATIONS                                            AND FUND COMPLEX
                           FOR PAST FIVE YEARS
JOHN F. DONAHUE*#+         Chief Executive Officer and Director or                     $0   $0 for the
Birth Date: July 28,       Trustee of the Federated Fund Complex;                           Fund and
1924                       Chairman and Director, Federated Investors,                      54 other investment
Federated Investors        Inc.; Chairman and Trustee, Federated                            companies
Tower                      Investment Management Company; Chairman and                      in the Fund Complex
1001 Liberty Avenue        Director, Federated Investment Counseling,
Pittsburgh, PA             and Federated Global Investment Management
CHAIRMAN AND TRUSTEE       Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY           Director or Trustee of the Federated Fund                    $   $113,860.22 for the
Birth Date: February 3,    Complex; Director, Member of Executive                           Fund and
1934                       Committee, Children's Hospital of Pittsburgh;                    54 other investment
15 Old Timber Trail        Director, Robroy Industries, Inc. (coated                        companies
Pittsburgh, PA             steel conduits/computer storage equipment);                      in the Fund Complex
TRUSTEE                    formerly: Senior Partner, Ernst & Young LLP;
                           Director, MED 3000 Group, Inc. (physician
                           practice management); Director, Member of
                           Executive Committee, University of Pittsburgh

JOHN T. CONROY, JR.        Director or Trustee of the Federated Fund                    $   $125,264.48 for the
Birth Date: June 23,       Complex; President, Investment Properties                        Fund and
1937                       Corporation; Senior Vice President,                              54 other investment
Wood/ Commercial Dept.     John R. Wood and Associates, Inc., Realtors;                     companies
John R. Wood               Partner or Trustee in private real estate                        in the Fund Complex

Associates, Inc.           ventures in Southwest Florida; formerly:
Realtors                   President, Naples Property Management, Inc.
3255 Tamiami Trail         and Northgate Village Development Corporation.
North

Naples, FL

TRUSTEE

NICHOLAS CONSTANTAKIS      Director or Trustee of the Federated Fund                    $   $47,958.02for the
Birth Date: September      Complex; formerly: Partner, Andersen                             Fund and

3, 1939                    Worldwide SC.                                                    29 other investment
175 Woodshire Drive                                                                         companies
Pittsburgh, PA                                                                              in the Fund Complex

TRUSTEE

JOHN F. CUNNINGHAM         Director or Trustee of some of the Federated                 $   $0 for the
Birth Date: March 5,       Fund Complex; Chairman, President and Chief                      Fund and
1943                       Executive Officer, Cunningham & Co., Inc. ;                      40  other
353 El Brillo Way          Trustee Associate, Boston College; Director,                     investment
Palm Beach, FL             EMC Corporation; formerly: Director, Redgate                     companies
TRUSTEE                    Communications.                                                  in the Fund Complex

                           Previous Positions: Chairman of the Board and
                           Chief Executive Officer, Computer Consoles,
                           Inc.; President and Chief Operating Officer,
                           Wang Laboratories; Director, First National
                           Bank of Boston; Director, Apollo Computer,

                           Inc.

LAWRENCE D. ELLIS, M.D.*   Director or Trustee of the Federated Fund                    $   $113,860.22 for the
Birth Date: October 11,    Complex; Professor of Medicine, University of                    Fund and
1932                       Pittsburgh; Medical Director, University of                      54 other investment
3471 Fifth Avenue          Pittsburgh Medical Center - Downtown;                            companies
Suite 1111                 Hematologist, Oncologist, and Internist,                         in the Fund Complex
Pittsburgh, PA             University of Pittsburgh Medical Center;
TRUSTEE                    Member, National Board of Trustees, Leukemia
                           Society of America.

PETER E. MADDEN            Director or Trustee of the Federated Fund                    $   $113,860.22 for the
Birth Date: March 16,      Complex; formerly: Representative,                               Fund and
1942                       Commonwealth of Massachusetts General Court;                     54 other investment
One Royal Palm Way         President, State Street Bank and Trust                           companies
100 Royal Palm Way         Company and State Street Corporation.                            in the Fund Complex
Palm Beach, FL
TRUSTEE                    Previous Positions: Director, VISA USA and
                           VISA International; Chairman and Director,
                           Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The

                           Boston Stock Exchange.

CHARLES F. MANSFIELD,      Director or Trustee of some of the Federated                 $   $0 for the
JR.                        Fund Complex; Management Consultant.                             Fund and
Birth Date: April 10,                                                                       43 other investment
1945                       Previous Positions: Chief Executive Officer,                     companies
80 South Road              PBTC International Bank; Partner, Arthur                         in the Fund Complex

Westhampton Beach, NY      Young & Company (now Ernst & Young LLP);
                           Chief Financial Officer of Retail Banking

TRUSTEE                    Sector, Chase Manhattan Bank; Senior Vice
                           President, Marine Midland Bank; Vice
                           President, Citibank; Assistant Professor of
                           Banking and Finance, Frank G. Zarb School of
                           Business, Hofstra University.

JOHN E. MURRAY, JR.,       Director or Trustee of the Federated Fund                    $   $113,860.22 for the
J.D., S.J.D.#              Complex; President, Law Professor, Duquesne                      Fund and

Birth Date: December       University; Consulting Partner, Mollica &                        54 other investment
20, 1932                   Murray; Director, Michael Baker Corp.                            companies
President, Duquesne        (engineering, construction, operations, and                      in the Fund Complex

University                 technical services).
Pittsburgh, PA

TRUSTEE                    Previous Positions: Dean and Professor of
                           Law, University of Pittsburgh School of Law;
                           Dean and Professor of Law, Villanova
                           University School of Law.

MARJORIE P. SMUTS          Director or Trustee of the Federated Fund                    $   $113,860.22 for the
Birth Date: June 21,       Complex; Public                                                  Fund and
1935                       Relations/Marketing/Conference Planning.                         54 other investment
4905 Bayard Street                                                                          companies
Pittsburgh, PA             Previous Positions: National Spokesperson,                       in the Fund Complex
TRUSTEE                    Aluminum Company of America; television
                           producer; business owner.

JOHN S. WALSH              Director or Trustee of some of the Federated                 $   $0 for the
Birth Date: November       Fund Complex; President and Director, Heat                       Fund and
28, 1957                   Wagon, Inc. (manufacturer of construction                        41 other investment
2007 Sherwood Drive        temporary heaters); President and Director,                      companies
Valparaiso, IN             Manufacturers Products, Inc. (distributor of                     in the Fund Complex
TRUSTEE                    portable construction heaters); President,
                           Portable Heater Parts, a division of
                           Manufacturers Products, Inc.; Director, Walsh
                           & Kelly, Inc. (heavy highway contractor);
                           formerly: Vice President, Walsh & Kelly, Inc.

GLEN R. JOHNSON            Trustee, Federated Investors, Inc.; staff                    $   $0 for the
 Birth Date: May 2, 1929   member, Federated Securities Corp.                               Fund and
Federated Investors                                                                         8 other investment
Tower                                                                                       companies
1001 Liberty Avenue                                                                         in the Fund Complex
Pittsburgh, PA
President

J. CHRISTOPHER DONAHUE+*   President or Executive Vice President of the                $0   $0 for the
 Birth Date: April 11,     Federated Fund Complex; Director or Trustee                      Fund and
1949                       of some of the Funds in the Federated Fund                       16 other investment
Federated Investors        Complex; President and Director, Federated                       companies
Tower                      Investors, Inc.; President and Trustee,                          in the Fund Complex

1001 Liberty Avenue        Federated Investment Management Company;
Pittsburgh, PA             President and Director, Federated Investment
EXECUTIVE VICE             Counseling and Federated Global Investment
PRESIDENT AND TRUSTEE      Management Corp.; President, Passport

                           Research, Ltd.; Trustee, Federated
                           Shareholder Services Company; Director,
                           Federated Services Company.





EDWARD C. GONZALES         Trustee or Director of some of the Funds in                 $0   $0 for the
 Birth Date: October       the Federated Fund Complex; President,                           Fund and
22, 1930                   Executive Vice President and Treasurer of                        1 other investment
Federated Investors        some of the Funds in the Federated Fund                          company
Tower                      Complex; Vice Chairman, Federated Investors,                     in the Fund Complex
1001 Liberty Avenue        Inc.; Vice President, Federated Investment
Pittsburgh, PA             Management Company  and Federated Investment
EXECUTIVE VICE PRESIDENT   Counseling, Federated Global Investment
                           Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

JOHN W. MCGONIGLE          Executive Vice President and Secretary of the               $0   $0 for the
Birth Date: October 26,    Federated Fund Complex; Executive Vice                           Fund and
1938                       President, Secretary, and Director, Federated                    54 other investment
Federated Investors        Investors, Inc.; Trustee, Federated                              companies
Tower                      Investment Management Company; Director,                         in the Fund Complex
1001 Liberty Avenue        Federated Investment Counseling and Federated
Pittsburgh, PA             Global Investment Management Corp.; Director,
EXECUTIVE VICE PRESIDENT   Federated Services Company; Director,
                           Federated Securities Corp.

RICHARD J. THOMAS          Treasurer of the Federated Fund Complex; Vice               $0   $0 for the
Birth Date: June 17,       President - Funds Financial Services                             Fund and
1954                       Division, Federated Investors, Inc.;                             54 other investment
Federated Investors        formerly: various management positions within                    companies
Tower                      Funds Financial Services Division of                             in the Fund Complex

1001 Liberty Avenue        Federated Investors, Inc.
Pittsburgh, PA

TREASURER

RICHARD B. FISHER          President or Vice President of some of the                  $0   $0 for the
 Birth Date: May 17,       Funds in the Federated Fund Complex; Director                    Fund and
1923                       or Trustee of some of the Funds in the                           6 other investment
Federated Investors        Federated Fund Complex; Executive Vice                           companies
Tower                      President, Federated Investors, Inc.;                            in the Fund Complex

1001 Liberty Avenue        Chairman and Director, Federated Securities
Pittsburgh, PA             Corp.

VICE PRESIDENT

WILLIAM D. DAWSON, III     Chief Investment Officer of this Fund and                   $0   $0 for the
Birth Date: March 3,       various other Funds in the Federated Fund                        Fund and
1949                       Complex; Executive Vice President, Federated                     41 other investment
Federated Investors        Investment Counseling, Federated Global                          companies
Tower                      Investment Management Corp., Federated                           in the Fund Complex
1001 Liberty Avenue        Investment Management Company and Passport
Pittsburgh, PA             Research, Ltd.; Registered Representative,
CHIEF INVESTMENT OFFICER   Federated Securities Corp.; Portfolio

                           Manager, Federated Administrative Services; Vice
                           President, Federated Investors, Inc.; formerly:
                           Executive Vice President and Senior Vice President,
                           Federated Investment Counseling Institutional
                           Portfolio Management Services Division; Senior Vice
                           President, Federated Investment Management Company and Passport Research, Ltd.

SUSAN R. HILL              Susan R. Hill has been the Fund's portfolio                 $0   $0 for the
Birth Date: June 20,       manager since July 1997. She is Vice                             Fund and
1963                       President of the Fund.  Ms. Hill joined                          9 other investment
Federated Investors        Federated in 1990 and has been a Portfolio                       companies
Tower                      Manager since 1993 and a Vice President of                       in the Fund Complex
1001 Liberty Avenue        the Fund's Adviser since 1997. Ms. Hill was a
Pittsburgh, PA             Portfolio Manager and an Assistant Vice
VICE PRESIDENT             President of the Adviser from 1994 until
                           1997. Ms. Hill is a Chartered Financial

                           Analyst and received an M.S. in Industrial

                           Administration from Carnegie Mellon
                           University.

     + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT OF THE FUND.

++ MESSRS CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES ON JULY 1, 1999. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR. THEY DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE FUND.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE      AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young, plans and performs their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED JULY 31, 1999     1999           1998               1997

Advisory Fee Earned                     $       $329,570             $4,399
Advisory Fee Reduction                  $       $329,570              4,399
Brokerage Commissions                   $             $0                 $0
Administrative Fee                      $       $125,000             $7,534
Shareholder Services Fee
 Institutional Shares                   $             --                 --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year and Start of Performance period ended July 10, 1997.

Yield given for the 30-day period ended July 31, 1999.

                          30-Day Period       1 Year      Start of Performance
                                                          on July 10, 1997

INSTITUTIONAL SHARES

Total Return
Yield

-----------------------------------------------------------------------------


Since the Fund's Institutional Service Shares did not commence operations prior to July 31, 1999, there is no similar performance information.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

        oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

        oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

        oMERRILL LYNCH 2-YEAR TREASURY INDEX is comprised of the most recently issued 2-Year Treasury notes. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

3

ADDRESSES

FEDERATED GOVERNMENT ULTRASHORT FUND

(formerly, Federated Institutional Short Duration Government Fund)

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

FEDERATED GOVERNMENT ULTRASHORT FUND

(formerly, Federated Institutional Short Duration Government Fund)

A Portfolio of Federated Institutional Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

Septermber 30, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing exclusively in U.S. government securities. These government securities consist of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

o PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The total returns shown here are for Institutional Shares which is another class of shares offered by Federated Government Ultrashort Fund. Institutional Shares are not offered in this prospectus for the Fund's Institutional Service Shares. The total returns for Institutional Shares are disclosed here because Institutional Service Shares have only been offered since September 29, 1999. These total returns would be substantially similar to the annual returns for Institutional Service Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional Service Shares [will] [will not] exceed those of the Institutional Shares.

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return from January 31, 1999 to June 30, 1999 was 0.76%.

     Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.91% (quarter ended September 30, 1998). Its lowest quarterly return was 0.86% (quarter ended December 31, 1998).


AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Shares Average Annual Total Returns, for the calendar periods ended 1998. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 6 Month Treasury Bill Index (ML6MTBI), a broad-based market index. The ML6MTBI tracks six-month government securities. Total returns for the index shown does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.

This index is unmanaged, and it is not possible to invest directly in an index.

                     INSTITUTIONAL

CALENDAR PERIOD      SHARES           ML6MTBI
1 Year               5.67%            ______%
Start of             5.78%            ______%

Performance1

1 THE FUND'S INSTITUTIONAL SHARES START OF PERFORMANCE DATE WAS JULY 10, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED GOVERNMENT ULTRASHORT FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT



Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                    None
offering price)

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase              None
price or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements)1
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee                                                                    0.40%
Distribution (12b-1) Fee 2                                                        0.25%
Shareholder Services Fee                                                          0.25%
Other Expenses                                                                    0.38%
Total Annual Fund Operating Expenses                                              1.28%
1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider will waive and reimburse certain amounts.
These are shown below along with the net expenses the Fund's Institutional
Service Shares EXPECTS TO PAY for the fiscal year ending July 31, 2000.
Total Waivers and Reimbursements of Fund Expenses                                 0.93%
Total Annual Fund Operating Expenses (after waivers and                           0.35%
reimbursements).........................................
2 Institutional Service Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ending July 31, 2000.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR     3 YEARS     5 YEARS    10 YEARS

Institutional          $130       $406        $702       $1,545
Service Shares

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

        The Fund invests exclusively in U.S. government securities, consisting of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

        The Fund's share price volatility attributable to interest rate risk is limited by maintaining a dollar- weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's share price.

         Within the one year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as: o current and expected U.S. economic growth; o current and expected interest rates and inflation; o the Federal Reserve Board's monetary policy; and o changes in the supply of or demand for U.S. government securities.

        In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

        The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

        There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. As issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

     Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

The Fund's portfolio managers are:

     Susan R. Hill has been the Fund's portfolio manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

     Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

     Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is July 31, 1999. As this is the Fund's Institutional Service Shares first fiscal year, financial information is not yet available.

FEDERATED GOVERNMENT ULTRASHORT FUND

(formerly, Federated Institutional Short Duration Government Fund)

A Portfolio of Federated Institutional Trust

INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated September 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-07193
CUSIP________

__________ (9/99)

PART C.  OTHER INFORMATION.

Item 23.       Exhibits:

                       (a)   (i)     Conformed Copy of Amended Declaration of
                                     Trust of the Registrant; (2)
                             (ii)    Conformed copy of Amendment No. 4 to the
                                     Declaration of Trust; (7)

                       (b)   (i) Copy of Amended By-Laws of the Registrant;(2)
                             (ii) Copy of Amendment No.1 to the By-Laws of the Registrant; (7) (iii) Copy of Amendment No.2 to the By-Laws of the Registrant; (7) (iv) Copy of Amendment No.3 to the By-Laws of the Registrant;
                             (7) (v) Copy of Amendment No.4 to the By-Laws of the Registrant; (7)

                       (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2) (d) Conformed Copy of Investment Advisory Contract of the Registrant; (3) (e)
                       (i) Conformed Copy of Distributor's Contract of the Registrant; (3)

                             (ii)    Conformed Copy of Exhibit B to the
                                     Distributor's Contract of Registrant: (6)

                             (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);

+       All exhibits have been filed electronically.

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).

3.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.5 on Form N-1A filed February 27, 1997. (File Nos. 33-5444 and 811-7193).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 31, 1998. (File Nos. 33-5444 and 811-7193).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-5444 and 811-7193).

                       (f)   Not applicable;

                       (g)    (i)   Conformed Copy of Custodian Agreement of
                                    the Registrant; (3)
                             (ii)  Conformed Copy of Custodian Fee Schedule; (5)

                       (h)   (i)     Conformed Copy of Amended and Restated
                                     Agreement for Fund Accounting Services,
                                     Administrative Services, Transfer Agency
                                     Services, and Custody Services
                                     Procurement; (7)

                             (ii) Conformed Copy of Amended and Restated
                             Shareholder Services Agreement; (5) (iii) The responses described in Item 24(b)6 are hereby incorporated by reference;

                      (i)    Conformed Copy of Opinion and Consent of Counsel
                             as to legality of shares being registered; (2)
                      (j) Conformed copy of the Consent of Independent Auditors; (7)
                      (k)    Not applicable;
                      (l)    Conformed Copy of Initial Capital
                             Understanding; (2)
                      (m)    (i)  Conformed copy of Distribution Plan (including
                                   Exhibit A) of the Registrant; (6)
                      (n)    Not applicable;
                      (o)    Not applicable;
                      (p)    (i)    Conformed Copy of Power of Attorney. (7)

+       All exhibits have been filed electronically.

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.4 on Form N-1A filed September 30, 1997. (File Nos. 33-5444 and 811-7193).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.5 on Form N-1A filed February 27, 1997. (File Nos. 33-5444 and 811-7193).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 31, 1998. (File Nos. 33-5444 and 811-7193).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-5444 and 811-7193).

Item 24.       Persons Controlled by or Under Common Control with Registrant

               None

Item 25.       Indemnification:(2)

Item 26.  Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Michael P. Donnelly
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).

                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff
           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer, Asst. Secretary

Pittsburgh, PA 15222-3779           and Asst. Treasurer,
                                    Federated Securities Corp.

Arthur L. Cherry                    Director
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                  Executive Vice President              Executive Vice
Federated Investors Tower           Federated Securities Corp.             President
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Leslie K. Ross                      Assistant Secretary,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Item 28.       Location of Accounts and Records:

               All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant                       Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7000

               Federated Shareholder Services

               Company                          P.O. Box 8600
               ("Transfer Agent")               Boston, MA 02266-8600

               Federated Services               Federated Investors Tower
               Company                          1001 Liberty Avenue
               ("Administrator")                Pittsburgh, PA 15222-3779

               Federated Investment Management  Federated Investors Tower
               Company ("Adviser")              1001 Liberty Avenue

                                                Pittsburgh, PA 15222-3779

               State Street Bank and            P.O. Box 8600
                Trust Company                   Boston, MA 02266-8600

               ("Custodian")

Item 29.       Management Services:  Not applicable.

Item 30.       Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

               Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of July, 1999.

                          FEDERATED INSTITUTIONAL TRUST

                      BY: /s/ C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      July 23, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                    DATE

By:  /s/C. Grant Anderson

     C. Grant Anderson                   Attorney In Fact        July 23, 1998
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Glen R. Johnson*                         President

John W. McGonigle*                       Executive Vice
                                         President and Secretary

Richard J. Thomas                        Treasurer
                                         (Principal Financial and
                                         Accounting Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham                       Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

John E. Murray, Jr.*                     Trustee

Marjorie P. Smuts*                       Trustee

* By Power of Attorney